CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
CONTRACT LIABILITIES [abstract]
Schedule of contract liabilities
	2019	2020

Contract Liabilities	2,231	1,544
-Current	2,231	1,544